Statement of Operations and Comprehensive Income (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax Effect	$ 0	$ 0
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Tax Effect	$ 0	$ (225,000)